Commitments - Narrative (Details)	12 Months Ended
Jun. 30, 2020
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Disclosure of finance lease and operating lease by lessee [Line Items]
Term of contract	2 years
Top of range
Disclosure of finance lease and operating lease by lessee [Line Items]
Term of contract	3 years